31. Segments (Details 1) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Net revenue
Passenger	[1]	R$ 13,077,743	R$ 10,633,488	R$ 9,564,041
Cargo and Other	[1]	425,088	409,633	348,389
Mileage program		361,873	368,233	416,604
Gross Profit		13,864,704	11,411,354	10,329,034
Operating costs and expenses
Salaries, wages and benefits		(2,361,268)	(1,903,852)	(1,708,111)
Aircraft fuel		(4,047,344)	(3,867,673)	(2,887,737)
Aircraft rent			(1,112,837)	(939,744)
Sales and marketing		(670,392)	(581,977)	(590,814)
Landing fees		(759,774)	(743,362)	(664,170)
Aircraft, traffic and mileage servicing		(707,392)	(613,768)	(628,140)
Maintenance, materials and repairs		(569,229)	(570,333)	(368,719)
Depreciation and amortization		(1,727,982)	(668,516)	(505,425)
Passenger costs		(578,744)	(474,117)	(437,045)
Other operating expenses		(309,917)	524,656	(610,310)
Total Operating Expenses		(11,732,042)	(10,011,779)	(9,340,215)
Equity pick up method		77	387	544
Income before financial income (expense), exchange (variation) and income taxes		2,132,739	1,399,962	989,363
Financial results
Financial income		389,563	259,728	213,446
Financial expenses		(1,748,265)	(1,061,089)	(1,050,461)
Total financial results		(1,358,702)	(801,361)	(837,015)
Income before exchange rate variation, net		774,037	598,601	152,348
Exchange rate change, net		(385,092)	(1,081,197)	(81,744)
Income (loss) before income taxes		388,945	(482,596)	70,604
Income Taxes			(297,128)	307,213
Income and social contribution taxes		(209,607)
Net income (loss) for the year		179,338	(779,724)	377,817
Attributable to equity holders of the parent		(117,273)	(1,085,393)	18,792
Attributable to non-controlling interests of Smiles		296,611	305,669	359,025
Flight Transportation [Member]
Net revenue
Passenger	[1]	12,592,018	10,199,092	9,165,936
Cargo and Other	[1]	463,651	422,432	388,548
Mileage program
Gross Profit		13,055,669	10,621,524	9,554,484
Operating costs and expenses
Salaries, wages and benefits		(2,270,009)	(1,821,521)	(1,654,388)
Aircraft fuel		(4,047,344)	(3,867,673)	(2,887,737)
Aircraft rent			(1,112,837)	(939,744)
Sales and marketing		(587,445)	(507,721)	(518,025)
Landing fees		(759,774)	(743,362)	(664,170)
Aircraft, traffic and mileage servicing		(766,483)	(661,260)	(649,498)
Maintenance, materials and repairs		(569,229)	(570,333)	(368,719)
Depreciation and amortization		(1,701,115)	(651,158)	(491,806)
Passenger costs		(578,744)	(474,117)	(437,045)
Other operating expenses		(354,302)	483,699	(591,087)
Total Operating Expenses		(11,634,445)	(9,926,283)	(9,202,219)
Equity pick up method		294,976	315,721	395,245
Income before financial income (expense), exchange (variation) and income taxes		1,716,200	1,010,962	747,510
Financial results
Financial income		636,554	166,348	184,448
Financial expenses		(2,116,438)	(1,185,889)	(1,225,315)
Total financial results		(1,778,170)	(1,019,541)	(1,040,867)
Income before exchange rate variation, net		236,316	(8,579)	(293,357)
Exchange rate change, net		390,454	(1,084,543)	(78,462)
Income (loss) before income taxes		(154,138)	(1,093,122)	(371,819)
Income Taxes			7,729	390,611
Income and social contribution taxes		36,865
Net income (loss) for the year		(117,273)	(1,085,393)	18,792
Attributable to equity holders of the parent		(117,273)	(1,085,393)	18,792
Attributable to non-controlling interests of Smiles
Smiles Loyalty Program [Member]
Net revenue
Passenger	[1],[2]
Cargo and Other	[1],[2]
Mileage program	[2]	1,051,124	987,444	899,576
Gross Profit	[2]	1,051,124	987,444	899,576
Operating costs and expenses
Salaries, wages and benefits	[2]	(91,259)	(82,331)	(53,723)
Aircraft fuel	[2]
Aircraft rent	[2]
Sales and marketing	[2]	(82,947)	(74,256)	(69,917)
Landing fees	[2]
Aircraft, traffic and mileage servicing	[2]	(128,590)	(107,489)	(86,132)
Maintenance, materials and repairs	[2]
Depreciation and amortization	[2]	(26,868)	(17,358)	(13,619)
Passenger costs	[2]
Other operating expenses	[2]	44,384	35,959	(26,385)
Total Operating Expenses	[2]	(285,280)	(245,475)	(249,776)
Equity pick up method	[2]	(2,530)
Income before financial income (expense), exchange (variation) and income taxes	[2]	763,314	741,969	649,800
Financial results
Financial income	[2]	125,455	220,628	205,431
Financial expenses	[2]	(4,273)	(2,326)	(2,201)
Total financial results	[2]	121,182	218,302	203,230
Income before exchange rate variation, net	[2]	884,496	960,271	853,030
Exchange rate change, net	[2]	4,669	3,223	(3,284)
Income (loss) before income taxes	[2]	889,165	963,494	849,746
Income Taxes	[2]		(317,652)	(89,131)
Income and social contribution taxes	[2]	(271,156)
Net income (loss) for the year	[2]	618,009	645,842	760,615
Attributable to equity holders of the parent	[2]	321,398	340,173	401,590
Attributable to non-controlling interests of Smiles	[2]	296,611	305,669	359,025
Total Reportable Segments [Member]
Net revenue
Passenger	[1]	12,592,018	10,199,092	9,165,936
Cargo and Other	[1]	463,651	422,432	388,548
Mileage program		1,051,124	987,444	899,576
Gross Profit		14,106,793	11,608,968	10,454,060
Operating costs and expenses
Salaries, wages and benefits		(2,361,268)	(1,903,852)	(1,708,111)
Aircraft fuel		(4,047,344)	(3,867,673)	(2,887,737)
Aircraft rent			(1,112,837)	(939,744)
Sales and marketing		(670,392)	(581,977)	(587,942)
Landing fees		(759,774)	(743,362)	(664,170)
Aircraft, traffic and mileage servicing		(895,073)	(768,749)	(735,630)
Maintenance, materials and repairs		(569,229)	(570,333)	(368,719)
Depreciation and amortization		(1,727,983)	(668,516)	(505,425)
Passenger costs		(578,744)	(474,117)	(437,045)
Other operating expenses		(309,918)	519,658	(617,472)
Total Operating Expenses		(11,919,725)	(10,171,758)	(9,451,995)
Equity pick up method		292,446	315,721	395,245
Income before financial income (expense), exchange (variation) and income taxes		2,479,514	1,752,931	1,397,310
Financial results
Financial income		762,009	386,976	389,879
Financial expenses		(2,120,711)	(1,188,215)	(1,227,516)
Total financial results		(1,358,702)	(801,239)	(837,637)
Income before exchange rate variation, net		1,120,812	951,692	559,673
Exchange rate change, net		(385,785)	(1,081,320)	(81,746)
Income (loss) before income taxes		735,027	(129,628)	477,927
Income Taxes			(309,923)	301,480
Income and social contribution taxes		(234,291)
Net income (loss) for the year		500,736	(439,551)	779,407
Attributable to equity holders of the parent		204,125	(745,220)	420,382
Attributable to non-controlling interests of Smiles		296,611	305,669	359,025
Eliminations [Member]
Net revenue
Passenger	[1]	485,725	434,396	398,105
Cargo and Other	[1]	(38,563)	(12,799)	(40,159)
Mileage program		(689,251)	(619,211)	(482,972)
Gross Profit		(242,089)	(197,614)	(125,026)
Operating costs and expenses
Salaries, wages and benefits
Aircraft fuel
Aircraft rent
Sales and marketing				(2,872)
Landing fees
Aircraft, traffic and mileage servicing		187,681	154,981	107,490
Maintenance, materials and repairs
Depreciation and amortization		1
Passenger costs
Other operating expenses		1	4,998	7,162
Total Operating Expenses		187,683	159,979	111,780
Equity pick up method		(292,369)	(315,334)	(394,701)
Income before financial income (expense), exchange (variation) and income taxes		(346,775)	(352,969)	(407,947)
Financial results
Financial income		(372,446)	(127,248)	(176,433)
Financial expenses		372,446	127,126	177,055
Total financial results			(122)	622
Income before exchange rate variation, net		(346,775)	(353,091)	(407,325)
Exchange rate change, net		693	123	2
Income (loss) before income taxes		(346,082)	(352,968)	(407,323)
Income Taxes			12,795	5,733
Income and social contribution taxes		24,684
Net income (loss) for the year		(321,398)	(340,173)	(401,590)
Attributable to equity holders of the parent		(321,398)	(340,173)	R$ (401,590)
Attributable to non-controlling interests of Smiles

[1]	Eliminations are related to transactions between GLA and Smiles Fidelidade.
[2]	Amounts include Smiles S.A. and Smiles Fidelidade.